SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - Security Matters Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Guarantor and Issuer, Guaranteed Security [Line Items]
Issuance of options to related party	$ 721
Short-term salary and fees	508	475
Loan repayment	172	103
Share based payments	98	105
Post-employment retirement benefits	94	92
Payment for Administrative services	36	39
Non-monetary benefits	29	11
Proof of Concept projects paid by affiliated companies	(1,064)	(695)
Total	$ (594)	$ 130